Information Related to Stock Options and SAR Awards Exercised (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Net cash proceeds	$ 3,355	$ 8,013	$ 32,204
Intrinsic value	72,140	155,903	208,426
Income tax benefit	17,355	37,993	47,659
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 34,617	$ 49,998	$ 33,018
Shares surrendered upon exercise of stock	243,799	775,163	1,947,148